Summary of Consolidated Loss Before Provision for Income Taxes (Detail) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income Tax Disclosure [Abstract]
Domestic			$ (2,780)	$ (2,435)	$ (14,727)
Foreign			(2,519)	(2,723)	1,306
Loss before income taxes	$ (10,821)	$ (6,431)	$ (5,299)	$ (5,158)	$ (13,421)